PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT
Net book value of property, plant and equipment

		December 31,
	Useful lives, years
		2013	2012
Network, base station equipment and related leasehold improvements	5 - 17	445,857	391,737
Office equipment, computers and other	3 - 15	42,121	39,743
Buildings and related leasehold improvements (including leased assets of 28 and 26, respectively)	20 - 59	25,496	25,114
Vehicles (including leased assets of 942 and 991, respectively)	3 - 7	3,139	2,865

Property, plant and equipment, at cost (including leased assets of 970 and 1,017, respectively)		516,613	459,459
Accumulated depreciation (including leased assets of 793 and 557, respectively)		(293,389)	(242,886)
Construction in progress and equipment for installation		47,436	55,208

Property, plant and equipment, net		270,660	271,781